Unaudited Condesed Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary shares	Ordinary shares to be issued	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Receivable from the Shareholder	Total
Balance at Dec. 31, 2020	$ 53,835	$ 1,665	$ 38,706,226	$ 214,140	$ (44,338,021)		$ (5,362,155)
Balance (in Shares) at Dec. 31, 2020	53,835,000	1,665,000
Foreign currency translation adjustment				(393,601)			(393,601)
Advances to the shareholder						(29,562,195)	(29,562,195)
Net income (loss)					96,463,523		96,463,523
Balance at Dec. 31, 2021	$ 53,835	$ 1,665	38,706,226	(179,461)	52,125,502	(29,562,195)	61,145,572
Balance (in Shares) at Dec. 31, 2021	53,835,000	1,665,000
Special dividend to the holding company					(47,000,000)	29,562,195	(17,437,805)
Foreign currency translation adjustment				(274,351)			(274,351)
Net income (loss)					(447,394)		(447,394)
Balance at Mar. 31, 2022	$ 53,835	$ 1,665	38,706,226	(453,812)	4,678,108		42,986,022
Balance (in Shares) at Mar. 31, 2022	53,835,000	1,665,000
Balance at Dec. 31, 2021	$ 53,835	$ 1,665	38,706,226	(179,461)	52,125,502	(29,562,195)	61,145,572
Balance (in Shares) at Dec. 31, 2021	53,835,000	1,665,000
Net income (loss)							(11,338,709)
Balance at Jun. 30, 2022	$ 53,835	$ 1,665	38,706,226	(559,820)	(6,213,207)		31,988,699
Balance (in Shares) at Jun. 30, 2022	53,835,000	1,665,000
Balance at Dec. 31, 2021	$ 53,835	$ 1,665	38,706,226	(179,461)	52,125,502	(29,562,195)	61,145,572
Balance (in Shares) at Dec. 31, 2021	53,835,000	1,665,000
Automatic conversion of public and private rights into ordinary shares (Note 14)	$ 483		(483)
Automatic conversion of public and private rights into ordinary shares (Note 14) (in Shares)	482,500
Issuance of ordinary shares to settle payables (Note 14)	$ 792		7,202,278				7,203,070
Issuance of ordinary shares to settle payables (Note 14) (in Shares)	792,334
Transaction costs in related to Business Combination (Note 14)			(8,308,754)				(8,308,754)
Shares and warrants from reverse recapitalization with AGBA Acquisition Limited, net of redemption (Note 4)	$ 2,712		6,282,184				6,284,896
Shares and warrants from reverse recapitalization with AGBA Acquisition Limited, net of redemption (Note 4) (in Shares)	2,712,151
Initial measurement of forward share purchase liability			(8,099,313)				(8,099,313)
Issuance of ordinary shares to settle finder fee	$ 555		(555)
Issuance of ordinary shares to settle finder fee (in Shares)	555,000
Share-based compensation			2,088,725				2,088,725
Forgiveness of amounts due to the holding company			6,000,000				6,000,000
Special dividend to the holding company					(47,000,000)	29,562,195	(17,437,805)
Foreign currency translation adjustment				(205,477)			(205,477)
Net income (loss)					(44,520,635)		(44,520,635)
Balance at Dec. 31, 2022	$ 58,377	$ 1,665	43,870,308	(384,938)	(39,395,133)		4,150,279
Balance (in Shares) at Dec. 31, 2022	58,376,985	1,665,000
Balance at Mar. 31, 2022	$ 53,835	$ 1,665	38,706,226	(453,812)	4,678,108		42,986,022
Balance (in Shares) at Mar. 31, 2022	53,835,000	1,665,000
Foreign currency translation adjustment				(106,008)			(106,008)
Net income (loss)					(10,891,315)		(10,891,315)
Balance at Jun. 30, 2022	$ 53,835	$ 1,665	38,706,226	(559,820)	(6,213,207)		31,988,699
Balance (in Shares) at Jun. 30, 2022	53,835,000	1,665,000
Balance at Dec. 31, 2022	$ 58,377	$ 1,665	43,870,308	(384,938)	(39,395,133)		4,150,279
Balance (in Shares) at Dec. 31, 2022	58,376,985	1,665,000
Issuance of ordinary shares to settle finder fee	$ 2,174		3,997,826				4,000,000
Issuance of ordinary shares to settle finder fee (in Shares)	2,173,913
Share-based compensation	$ 1,200		3,905,400				3,906,600
Share-based compensation (in Shares)	1,200,000
Forgiveness of amounts due to the holding company			3,000,000				3,000,000
Foreign currency translation adjustment				(133,204)			(133,204)
Net income (loss)					(12,072,610)		(12,072,610)
Balance at Mar. 31, 2023	$ 61,751	$ 1,665	54,773,534	(518,142)	(51,467,743)		2,851,065
Balance (in Shares) at Mar. 31, 2023	61,750,898	1,665,000
Balance at Dec. 31, 2022	$ 58,377	$ 1,665	43,870,308	(384,938)	(39,395,133)		$ 4,150,279
Balance (in Shares) at Dec. 31, 2022	58,376,985	1,665,000
Issuance of holdback shares (in Shares)							4,300,000
Net income (loss)							$ (22,657,899)
Balance at Jun. 30, 2023	$ 67,462		64,973,808	(484,907)	(62,053,032)		2,503,331
Balance (in Shares) at Jun. 30, 2023	67,461,998
Balance at Mar. 31, 2023	$ 61,751	$ 1,665	54,773,534	(518,142)	(51,467,743)		2,851,065
Balance (in Shares) at Mar. 31, 2023	61,750,898	1,665,000
Issuance of holdback shares	$ 1,665	$ (1,665)
Issuance of holdback shares (in Shares)	1,665,000	(1,665,000)
Share-based compensation	$ 4,046		4,600,274				4,604,320
Share-based compensation (in Shares)	4,046,100
Forgiveness of amounts due to the holding company			5,600,000				5,600,000
Foreign currency translation adjustment				33,235			33,235
Net income (loss)					(10,585,289)		(10,585,289)
Balance at Jun. 30, 2023	$ 67,462		$ 64,973,808	$ (484,907)	$ (62,053,032)		$ 2,503,331
Balance (in Shares) at Jun. 30, 2023	67,461,998